SHARE-BASED COMPENSATION PLANS AND AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Remaining contractual term and weighted average exercise prices of stock options [Abstract]
Weighted-Average Remaining Contractual Life (in years)	6.4
Weighted-Average Exercise Price (in dollars per share)	$ 30
Weighted-Average Exercise Price (in dollars per share)	$ 28
Prices of $15-$24 [Member]
Remaining contractual term and weighted average exercise prices of stock options [Abstract]
Exercise price of options lower range (in dollars per share)	$ 15
Exercise prices of options upper range (in dollars per share)	$ 24
Number Outstanding at end of period (in shares)	688,700
Weighted-Average Remaining Contractual Life (in years)	4.6
Weighted-Average Exercise Price (in dollars per share)	$ 19
Number Exercisable at end of period (in shares)	688,700
Weighted-Average Exercise Price (in dollars per share)	$ 19
Prices of $25-$29 [Member]
Remaining contractual term and weighted average exercise prices of stock options [Abstract]
Exercise price of options lower range (in dollars per share)	$ 25
Exercise prices of options upper range (in dollars per share)	$ 29
Number Outstanding at end of period (in shares)	1,177,900
Weighted-Average Remaining Contractual Life (in years)	6.1
Weighted-Average Exercise Price (in dollars per share)	$ 28
Number Exercisable at end of period (in shares)	941,000
Weighted-Average Exercise Price (in dollars per share)	$ 28
Prices of $30-$32 [Member]
Remaining contractual term and weighted average exercise prices of stock options [Abstract]
Exercise price of options lower range (in dollars per share)	$ 30
Exercise prices of options upper range (in dollars per share)	$ 32
Number Outstanding at end of period (in shares)	645,700
Weighted-Average Remaining Contractual Life (in years)	4.3
Weighted-Average Exercise Price (in dollars per share)	$ 30
Number Exercisable at end of period (in shares)	630,700
Weighted-Average Exercise Price (in dollars per share)	$ 30
Prices of $33-$34 [Member]
Remaining contractual term and weighted average exercise prices of stock options [Abstract]
Exercise price of options lower range (in dollars per share)	$ 33
Exercise prices of options upper range (in dollars per share)	$ 34
Number Outstanding at end of period (in shares)	305,700
Weighted-Average Remaining Contractual Life (in years)	5.8
Weighted-Average Exercise Price (in dollars per share)	$ 33
Number Exercisable at end of period (in shares)	305,700
Weighted-Average Exercise Price (in dollars per share)	$ 33
Prices of $35-$40 [Member]
Remaining contractual term and weighted average exercise prices of stock options [Abstract]
Exercise price of options lower range (in dollars per share)	$ 35
Exercise prices of options upper range (in dollars per share)	$ 40
Number Outstanding at end of period (in shares)	1,156,400
Weighted-Average Remaining Contractual Life (in years)	9.2
Weighted-Average Exercise Price (in dollars per share)	$ 39
Number Exercisable at end of period (in shares)	230,300
Weighted-Average Exercise Price (in dollars per share)	$ 39
Omnibus Long-Term Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2007 Omnibus Long-Term Compensation Plan, term description	Eastman's 2007 Omnibus Long-Term Compensation Plan ("2007 Omnibus Plan") was approved by stockholders at the May 3, 2007 Annual Meeting of Stockholders and shall remain in effect until its fifth anniversary.
Shares reserved and available for issuance (in shares)	8,200,000
Grant date exercise price, minimum	exercise price not less than 100 percent of the per share fair market value
Term of service for shares of restricted stock to be granted to a non-employee director	Shares of restricted stock are granted on the first day of a non-employee director's initial term of service and shares of restricted stock are granted each year to each non-employee director on the date of the annual meeting of stockholders.
Share-based compensation expense recognized in selling, general and administrative expense	$ 39,000,000	$ 25,000,000	$ 20,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense recognized in selling, general and administrative expense	4,000,000	5,000,000	5,000,000
Share-based compensation expense, retirement eligibility preceding the requisite vesting period	3,000,000	3,000,000	2,000,000
Term life of options (in years)	10 Y
Vesting periods, maximum (in years)	3 Y
Weighted average assumptions used to determine fair value of stock options awarded [Abstract]
Expected volatility rate (in hundredths)	33.00%	31.81%	31.69%
Expected dividend yield (in hundredths)	2.23%	2.86%	4.84%
Average risk-free interest rate (in hundredths)	0.95%	1.23%	2.47%
Expected forfeiture rate (in hundredths)	0.75%	0.75%	0.75%
Expected term years (in years)	5.20	5.20	5.20
Expected dividend yield calculation basis	Company's average of the last four quarterly dividend yields.
Summary of activity of stock option awards [Roll Forward]
Outstanding at beginning of period (in shares)	5,505,800	8,682,900	8,435,300
Granted (in shares)	537,500	597,900	710,600
Exercised (in shares)	(2,059,900)	(3,758,200)	(335,100)
Cancelled forfeited or expired (in shares)	(9,000)	(16,800)	(127,900)
Outstanding at end of period (in shares)	3,974,400	5,505,800	8,682,900
Options exercisable at period-end (in shares)	2,796,400	4,150,300	6,987,500
Available for grant at end of period (in shares)	1,475,922	2,601,160	3,798,646
Outstanding at beginning of period (in dollars per share)	$ 29	$ 27	$ 27
Granted (in dollars per share)	$ 38	$ 40	$ 28
Exercised (in dollars per share)	$ 29	$ 27	$ 21
Cancelled, forfeited, or expired (in dollars per share)	$ 25	$ 22	$ 23
Outstanding at end of year (in dollars per share)	$ 30	$ 29	$ 27
Aggregate intrinsic value of total options outstanding	35,000,000
Aggregate intrinsic value of total options exercisable	32,000,000
Weighted average remaining contractual life of all exercisable options (in years)	4.8
Weighted average fair value of options granted	$ 9.27	$ 8.69	$ 5.24
Intrinsic value of options exercised	37,000,000	41,000,000	2,000,000
Cash proceeds received from option exercises	59,000,000	102,000,000	7,000,000
Tax benefit of options exercised	10,000,000	10,000,000	500,000.0
Fair value of shares vested	4,000,000	5,000,000	8,000,000
Nonvested Options [Member]
Summary of activity of stock option awards [Roll Forward]
Outstanding at beginning of period (in shares)	1,355,500
Granted (in shares)	537,500
Vested (in shares)	(715,000)
Cancelled forfeited or expired (in shares)	0
Outstanding at end of period (in shares)	1,178,000
Outstanding at beginning of period (in dollars per share)	$ 6.32
Granted (in dollars per share)	$ 9.27
Vested (in dollars per share)	$ 5.36
Cancelled, forfeited, or expired (in dollars per share)	$ 0.00
Outstanding at end of year (in dollars per share)	$ 8.25
Unrecognized compensation expense before tax for these same type awards	4,000,000
Amortization life of unrecognized compensation expense before tax for these same type awards (in years)	3.00
Other Share-Based compensations Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense recognized in selling, general and administrative expense	35,000,000	20,000,000	15,000,000
Summary of activity of stock option awards [Roll Forward]
Unrecognized compensation expense before tax for these same type awards	$ 40,000,000
Amortization life of unrecognized compensation expense before tax for these same type awards (in years)	3.00